FEDERATED UTILITY FUND, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                    April 30, 2001




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED UTILITY FUND, INC. (the "Trust")
         1933 Act File No. 33-13388
         1940 Act File No. 811-5114

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated April 30, 2001, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on April 25, 2001.


     If you have any questions regarding this  certification,  please call me at
(412) 288-2284.

                                          Very truly yours,



                                          /s/ Amanda J. Reed
                                          Amanda J. Reed
                                          Assistant Secretary